Summary of exchange gain/(loss) recognised (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure Of Finance Expense and Income [line items]
Cost of sales	[1]	₨ 635,225	$ 8,685	₨ 829,461	₨ 727,832
Administration cost (Forex on MAT credit entitlements)		39,463	539	37,577	34,363
Investment and other income		32,177	440	25,714	31,540
Finance and other costs		52,955	724	54,557	59,026
Profit/(loss) before tax		166,074	2,271	(68,777)	117,730
Exchange gain (loss) [member]
Disclosure Of Finance Expense and Income [line items]
Cost of sales		(1,937)	(26)	(4,268)	(3,006)
Administration cost (Forex on MAT credit entitlements)		166	2	(1,136)	(1,847)
Investment and other income		531	7	2,489	(1,351)
Finance and other costs		180	3	(4,789)	(2,721)
Profit/(loss) before tax		₨ (1,060)	$ (14)	₨ (7,704)	₨ (8,925)

[1]	Cost of sales for the year ended (i) March 31, 2019 includes net impairment reversal of ₹ 2,611 million; (ii) March 31, 2020 includes net impairment charge of ₹ 146,821 million; and (iii) March 31, 2021 includes an Asset Under Construction write off of ₹ 2,440 million ($ 33 million) (Refer Note 14). The Group’s (Refer Note 1- Group overview) consolidated statements of profit or loss are presented disclosing expenses by function. The consolidated statements of profit or loss disclosing expenses presented by nature are in Note 10.